Finance costs	9 Months Ended
Sep. 30, 2026
Finance costs.
Finance costs

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

9.Finance costs

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2026	2025(a)	2026	2025(a)
	$'m	$'m	$'m	$'m

Interest expense - third party borrowings	64.2	62.5	199.6	186.8
Fair value loss on non-deliverable forwards (note 12)	6.5	—	36.9	—
Interest and finance charges for lease liabilities	12.5	10.5	36.4	28.7
Net foreign exchange loss on derivative instruments - realized	—	3.3	—	3.3
Interest expense - withholding tax on interest	4.5	1.5	13.3	18.4
Net foreign exchange loss arising from financing - realized	4.9	4.7	9.4	11.5
Fees on borrowings and financial derivatives	2.2	3.1	5.5	6.7
Fair value loss on embedded options (note 12)	18.5	—	7.1	—
Unwinding of discount on decommissioning liability	1.1	1.5	3.6	4.3
Fair value loss on contingent consideration	—	—	1.2	—
	114.4	87.1	313.0	259.7
(a)	The results for the three and nine month periods ended September 30, 2025 have been re-presented to reflect the results of the Latam segment as a discontinued operation. See note 21.1 for more information.